Fair Value Measurement- Assets Measured at Fair Value on Nonrecurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Change in fair value of loans based on the fair value of the underlying collateral as allowed by ASC 310	$ 3	$ (20)